Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Components of Income Tax Expense
The components of income tax expense were:

Year Ended December 31 (Dollars in Millions)	2023	2022	2021
Federal
Current	$1,434	$1,366	$1,203
Deferred	(326)	(108)	469
Federal income tax	1,108	1,258	1,672
State
Current	482	401	398
Deferred	(183)	(196)	111
State income tax	299	205	509
Total income tax provision	$1,407	$1,463	$2,181

Reconciliation of Expected Income Tax Expense at Federal Statutory Rate to the Applicable Income Tax Expense
A reconciliation of expected income tax expense at the federal statutory rate of 21 percent to the Company’s applicable income tax expense follows:

Year Ended December 31 (Dollars in Millions)	2023	2022	2021
Tax at statutory rate	$1,442	$1,533	$2,135
State income tax, at statutory rates, net of federal tax benefit	322	305	439
Tax effect of
Tax credits and benefits, net of related expenses	(272)	(273)	(331)
Tax-exempt income	(142)	(121)	(114)
Revaluation of tax related assets and liabilities(a)	15	(79)	—
Nondeductible legal and regulatory expenses	76	37	24
Other items	(34)	61	28
Applicable income taxes	$1,407	$1,463	$2,181
(a)The 2022 acquisition of MUB resulted in an increase in the Company’s state effective tax rate, requiring the Company to revalue its state deferred tax assets and liabilities. As a result of this revaluation, the Company recorded an estimated net tax benefit of $79 million during 2022.
Reconciliation of Changes Unrecognized Tax Positions
A reconciliation of the changes in the federal, state and foreign uncertain tax position balances are summarized as follows:

Year Ended December 31 (Dollars in Millions)	2023	2022	2021
Balance at beginning of period	$513	$487	$474
Additions for tax positions taken in prior years	141	35	14
Additions for tax positions taken in the current year	3	3	7
Exam resolutions	(302)	(8)	(1)
Statute expirations	(5)	(4)	(7)
Balance at end of period	$350	$513	$487

Significant Components of the Net Deferred Tax Asset (Liability)
The significant components of the Company’s net deferred tax asset (liability) follows:

At December 31 (Dollars in Millions)	2023	2022
Deferred Tax Assets
Securities available-for-sale and financial instruments	$3,231	$3,992
Federal, state and foreign net operating loss, credit carryforwards and other carryforwards	2,836	2,677
Allowance for credit losses	2,051	1,980
Loans	1,013	1,287
Accrued expenses	838	618
Obligation for operating leases	348	368
Partnerships and other investment assets	271	112
Stock compensation	87	81
Other deferred tax assets, net	370	501
Gross deferred tax assets	11,045	11,616
Deferred Tax Liabilities
Leasing activities	(1,455)	(1,813)
Goodwill and other intangible assets	(1,450)	(1,575)
Mortgage servicing rights	(758)	(815)
Right of use operating leases	(301)	(325)
Pension and postretirement benefits	(115)	(172)
Fixed assets	(44)	(125)
Other deferred tax liabilities, net	(168)	(234)
Gross deferred tax liabilities	(4,291)	(5,059)
Valuation allowance	(364)	(263)
Net Deferred Tax Asset	$6,390	$6,294